Segment Information - Disclosure of Contribution of Revenue More than 10% from Geographical Areas (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of operating segments [line items]
Revenue	₨ 897,603	$ 10,770	₨ 904,876	₨ 790,934
Operating Segments [member]
Disclosure of operating segments [line items]
Revenue	897,943		909,348	795,289
Operating Segments [member] | Revenue greater than 10% percent benchmark
Disclosure of operating segments [line items]
Revenue	621,353		619,713	528,458
Operating Segments [member] | United States of America [member]
Disclosure of operating segments [line items]
Revenue	512,740		506,690	427,021
Operating Segments [member] | United Kingdom [member]
Disclosure of operating segments [line items]
Revenue	₨ 108,613		₨ 113,023	₨ 101,437